Financial Instruments and Risk Management - Additional information (Details)			12 Months Ended
	Feb. 26, 2025 CAD ($)	Jun. 24, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents			$ 121,889,000		$ 96,941,000	$ 91,135,000
Gold Stream derivative liability			421,902,000		63,886,000
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease (increase) in net loss before tax			1,205,000
Increase in net loss before tax			(14,030,000)
Decrease in net loss before tax			$ 13,381,000
Percentage of increase (decrease) in interest rates			1.00%
Percentage of increase in credit spread			1.00%
Percentage of decrease in credit spread			(1.00%)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease (increase) in net loss before tax			$ 4,177,000
Cash and cash equivalents				$ 3,541,000
Accounts payable				431,000
Gold Stream derivative liability				$ 308,072,000
Increase (decrease) in foreign exchange rates			1.00%
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net loss before tax			$ 11,343,000
Decrease in net loss before tax			$ (11,431,000)
Decrease in share price (as a percent)			10.00%
Decrease in market securities asset value			$ 2,967,000
Percentage of increase in gold price curve			5
Percentage of decrease in gold price curve			(5)
Private placement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds		$ 22,750,000
Private placement | Non-brokered private placement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds	$ 88,347,000
Cash and cash equivalents, receivables and deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk			$ 129,340,000		$ 102,069,000